Derivative Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities	9. DERIVATIVE LIABILITIES None
10.	DERIVATIVE LIABILITIES

During the prior year, the Company determined that the convertible notes outstanding as of December 31, 2021 contained embedded derivative instruments as the conversion price was based on a variable that was not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 – 40.  During the quarter ended September 30, 2020, all convertible notes that contained embedded derivative instruments were converted, leaving a derivative liability balance of zero.  As of December 31, 2021 and 2020 the derivative balance is zero.

During the year ended December 31, 2021 and 2020, the Company incurred losses of $0 and $0, respectively, on the conversion of convertible notes. In connection with the convertible notes, for the year ended December 31, 2021 and 2020, the Company recorded $329 and $37,787, respectively, of interest expense and zero and $270,607 respectively, of debt discount amortization expense. As of December 31, 2021, and 2020, the Company had approximately zero and zero, respectively, of accrued interest related to the convertible notes that contained embedded derivative.